As filed with the Securities and Exchange Commission on November 24, 2015

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-22525

Managed Portfolio Series
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

James R. Arnold, President
Managed Portfolio Series
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Ave, 5th Floor
Milwaukee, WI  53202
(Name and address of agent for service)

(414) 765-6802
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2015

Date of reporting period:  September 30, 2015

Item 1. Schedule of Investments.

MUHLENKAMP FUND
SCHEDULE OF INVESTMENTS
September 30, 2015 (Unaudited)
Name of Issuer or Title of Issue	Shares	Value
COMMON STOCKS - 75.0%
Aerospace & Defense - 0.1%
Innovative Solutions & Support, Inc. (a)	178,179	$482,865
Airlines - 7.9%
Allegiant Travel Company	49,941	10,799,741
Delta Air Lines, Inc.	225,000	10,095,750
Spirit Airlines, Inc. (a)	132,514	6,267,912
		27,163,403
Banks - 5.4%
JPMorgan Chase & Company	307,000	18,717,790
Biotechnology - 5.6%
Epizyme, Inc. (a)	50,000	643,000
Gilead Sciences, Inc.	180,000	17,674,200
MacroGenics, Inc. (a)	50,000	1,071,000
		19,388,200
Capital Markets - 4.7%
Morgan Stanley	300,000	9,450,000
State Street Corporation	100,568	6,759,175
		16,209,175
Chemicals - 3.8%
Celanese Corporation - Series A	223,000	13,194,910
Communications Equipment - 3.9%
Arris Group, Inc. (a)	520,000	13,504,400
Computers & Peripherals - 4.0%
Apple, Inc.	125,730	13,868,019
Electronic Equipment, Instruments & Components - 1.7%
Universal Display Corporation (a)	173,400	5,878,260
Energy Equipment & Services - 3.0%
Baker Hughes, Inc.	68,000	3,538,720
Halliburton Company	100,000	3,535,000
Schlumberger Ltd. (b)	48,000	3,310,560
		10,384,280
Health Care Equipment & Supplies - 2.7%
Medtronic plc (b)	138,620	9,279,223
Household Durables - 1.6%
WCI Communities, Inc. (a)	249,200	5,639,396
IT Services - 9.4%
Alliance Data Systems Corporation (a)	100,000	25,898,000
Neustar, Inc. - Class A (a)	235,000	6,394,350
		32,292,350
Oil, Gas & Consumable Fuels - 1.1%
Bellatrix Exploration Ltd. (a)(b)	780,100	1,185,752
Rex Energy Corporation (a)	1,188,925	2,461,075
Teekay Tankers Ltd. - Class A (b)	40,000	276,000
		3,922,827
Pharmaceuticals - 5.5%
Bristol-Myers Squibb Company	180,000	10,656,000
Teva Pharmaceutical Industries Ltd. - ADR	150,000	8,469,000
		19,125,000
Semiconductors & Semiconductor Equipment - 2.9%
ON Semiconductor Corporation (a)	1,040,000	9,776,000
QuickLogic Corporation (a)	70,000	111,300
		9,887,300
Software - 2.9%
Microsoft Corporation	223,000	9,869,980
Specialty Retail - 2.9%
Asbury Automotive Group, Inc. (a)	65,300	5,299,095
Outerwall, Inc.	80,000	4,554,400
		9,853,495
Textiles, Apparel & Luxury Goods - 2.7%
Hanesbrands, Inc.	320,000	9,260,800
Trading Companies & Distributors - 3.2%
Rush Enterprises, Inc. - Class A (a)	379,907	9,193,750
Rush Enterprises, Inc. - Class B (a)	76,407	1,781,047
		10,974,797
Total Common Stocks
(Cost $212,015,944)		258,896,470

EXCHANGE-TRADED FUNDS - 1.3%
PowerShares Buyback Achievers Portfolio	100,000	4,378,000
Total Exchange-Traded Funds
(Cost $4,255,400)		4,378,000

	Contracts
	(100 Shares Per Contract)
PURCHASED CALL OPTIONS - 0.0%
Annaly Capital Management, Inc.
Expiration January 2016, Exercise Price $10.00	1,000	33,000
General Motors Company
Expiration January 2016, Exercise Price $35.00	3,000	114,000
Total Purchased Call Options
(Cost $992,280)		147,000

	Shares
SHORT-TERM INVESTMENTS - 23.8%
Fidelity Institutional Government Portfolio, 0.01% (c)	82,254,787	82,254,787
Total Short-Term Investments
(Cost $82,254,787)		82,254,787

TOTAL INVESTMENTS
(Cost $299,518,411) (e)(f) - 100.1%		345,676,257
LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)%		(344,028)
TOTAL NET ASSETS (g) - 100.0%		$345,332,229

Percentages are stated as a percent of net assets.
ADR	American Depository Receipt
plc	Public Limited Company
(a)	Non-income producing security.
(b)	Foreign company.
(c)	The rate quoted in the annualized seven-day yield as of September 30, 2015.

(e)	The cost basis of investments for federal income tax purposes at September 30, 2015 was as follows*:

Cost of investments	$299,802,808
Gross unrealized appreciation	73,975,512
Gross unrealized depreciation	(28,102,063)
Net unrealized appreciation	$45,873,449

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

(f)
The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following table is a summary of the inputs used to value the Fund’s net assets as of September 30, 2015:

	Level 1	Level 2	Level 3	Total
Common Stocks*	$258,896,470	$-	$-	$258,896,470
Exchange-Traded Funds	4,378,000	-	-	4,378,000
Purchased Call Options	-	147,000	-	147,000
Short-Term Investments	82,254,787	-	-	82,254,787
Total Investments in Securities	$345,529,257	$147,000	$-	$345,676,257

* Please refer to the Schedule of Investments to view Common Stocks segregated by industry type.

The Fund did not have any Level 3 investments during the period. It is the Fund's policy to record transfers at the end of the reporting period.  For the nine months ended September 30, 2015, the Fund did not have any transfers.

(g)	Fair values of derivative instruments as of September 30, 2015:

	Asset Derivatives		Liability Derivatives
Derivatives	Description	Fair Value	Description	Fair Value
Equity Contracts:
Purchased Call Options	Schedule of Investments	$147,000	N/A	$-
Total		$147,000		$-

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC ("S&P").  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each President and Treasurer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Managed Portfolio Series

By (Signature and Title) /s/ James R. Arnold
                                    James R. Arnold, President

Date  November 23, 2015

By (Signature and Title) /s/ Brian R. Wiedmeyer
                                     Brian R. Wiedmeyer, Treasurer

Date  November 23, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ James R. Arnold
                                      James R. Arnold, President

Date  November 23, 2015

By (Signature and Title)* /s/ Brian R. Wiedmeyer
                                      Brian R. Wiedmeyer, Treasurer

Date  November 23, 2015